INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
The partnership’s intangible assets are presented on a cost basis, net of accumulated amortization and accumulated impairment losses in the consolidated balance sheets. These intangible assets primarily represent the trademark assets related to Center Parcs UK.

The trademark assets of Center Parcs UK had a carrying amount of $956 million as of December 31, 2019 (December 31, 2018 - $921 million). They have been determined to have an indefinite useful life as the partnership has the legal right to operate these trademarks exclusively in certain territories and in perpetuity. The business model of Center Parcs UK is not subject to technological obsolescence or commercial innovations in any material way.

In addition, intangible assets include the trademark and licensing assets relating to Atlantis. At December 31, 2019, intangible assets of Atlantis had a carrying value of $205 million (December 31, 2018 - $207 million). They have been determined to have an indefinite useful life as the partnership has the legal right to operate these intangible assets granted under perpetual licenses. The business model of Atlantis is not subject to technological obsolescence or commercial innovations in any material way.

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Management contracts	40
Customer relationships	9
Other	4 to 7

Intangible assets with indefinite useful lives and intangible assets not yet available for use, are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired. Intangible assets with finite useful lives are amortized over their respective useful lives as listed above. Amortization is recorded as part of depreciation and amortization of non-real estate assets expense.

The following table presents the components of the partnership’s intangible assets as of December 31, 2019 and December 31, 2018:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Cost	$1,265	$1,273
Accumulated amortization	(55)	(46)
Accumulated impairment losses	(48)	(48)
Balance, end of year	$1,162	$1,179

The following table presents a roll forward of the partnership’s intangible assets December 31, 2019 and December 31, 2018:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Balance, beginning of year	$1,179	$1,188
Acquisitions	9	67
Disposals	—	2
Amortization	(12)	(17)
Foreign currency translation	36	(58)
Impact of deconsolidation due to loss of control and other(1)	(50)	(3)
Balance, end of year	$1,162	$1,179

(1)	Includes the impact of deconsolidation of BSREP III investments. See Note 5, Investment Properties for further information.